Note 11 - Finance Expenses and Income (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of finance cost [text block]
	2021	2020	2019

Interest expense	(1,431.8)	(1,786.6)	(1,514.3)
Net Interest on pension plans	(115.6)	(117.2)	(105.3)
Losses on hedging instruments	(2,540.2)	(1,919.3)	(1,286.0)
Interest on provision for disputes and litigation	(290.0)	(208.8)	(163.9)
Exchange variations	(453.9)	(706.4)	(637.2)
Interest and foreign exchange rate on loans to/from related parties	-	-	(41.5)
Financial instruments at fair value through profit or loss	-	(4.3)	(310.4)
Tax on financial transactions	(216.6)	(335.0)	(202.1)
Bank guarantee expenses	(174.9)	(188.0)	(136.2)
Other financial results	(195.9)	(164.9)	(172.1)
	(5,418.9)	(5,430.5)	(4,569.0)

Exceptional finance expense	(8.9)	-	(179.4)
	(5,427.8)	(5,430.5)	(4,748.4)

Disclosure of interest expense [text block]
	2021	2020	2019

Financial instruments measured at amortized cost	(466.0)	(776.0)	(520.9)
Financial instruments at fair value through profit or loss	(965.8)	(1,010.6)	(993.4)
	(1,431.8)	(1,786.6)	(1,514.3)

Disclosure of finance income [text block]
	2021	2020	2019

Interest income	1,101.6	2,245.5	1,068.0
Interest and foreign exchange rate on loans to/from related parties	42.5	10.6	-
Financial instruments at fair value through profit or loss	77.0	242.6	37.2
Other financial results	78.9	49.9	26.3
	1,300.0	2,548.6	1,131.5

Exceptional finance income	-	-	161.2
Effect of application of IAS 29 (hyperinflation)	922.4	447.4	346.2
	2,222.4	2,996.0	1,638.9

Disclosure of interest income [text block]
	2021	2020	2019

Cash and cash equivalents	329.5	234.6	454.8
Investment securities held for trading	84.7	4.3	0.1
Other receivables (i)	687.4	2,006.6	613.1
	1,101.6	2,245.5	1,068.0